Average Annual Total Returns		12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Neuberger China Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.60%	(6.21%)		1.94%
Neuberger China Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.30%	(6.60%)		(0.35%)
Neuberger China Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.34%	(4.72%)		0.14%
Neuberger Commodity Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.47%	8.37%		2.92%
Neuberger Commodity Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.29%	3.22%		0.10%
Neuberger Commodity Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.82%	3.11%		0.39%
Neuberger Option Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.77%	8.19%	7.87%
Performance Inception Date	Sep. 16, 2016
Neuberger Option Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.22%	5.43%	5.65%
Neuberger Option Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.91%	4.74%	4.90%
MSCI China All Shares Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI China All Shares Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.38%	(1.78%)		1.22%
MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.59%	0.89%		0.03%
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.49%	10.06%		9.23%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.38%	6.77%		1.28%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	14.89%
50% Cboe® S&P 500 One-Week PutWrite Index / 50% Cboe® S&P 500 PutWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	50% Cboe® S&P 500 One-Week PutWrite Index / 50% Cboe® S&P 500 PutWrite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.27%	5.14%	5.23%